Mar. 01, 2020

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 22, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: Effective July 9, 2020, Class E Shares were reclassified as Class S Shares. Class E Shares are no longer offered.

SUSTAINABLE EQUITY FUND RISK/RETURN SUMMARY: The following is added after the first sentence of the second paragraph in the sub-section entitled "Performance" in the Risk/Return Summary section for the Sustainable Equity Fund:

Effective January 1, 2021, the Fund's primary benchmark will change from the Russell 1000® Defensive Index to the Russell 1000® Index. RIM believes that the Russell 1000® Index more accurately provides a means to compare the Fund's average annual total returns to a benchmark that currently represents the investable U.S. equity markets.